Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	549,048,766.67	28,549
Yield Supplement Overcollateralization Amount 03/31/24	57,509,297.95	0
Receivables Balance 03/31/24	606,558,064.62	28,549
Principal Payments	23,365,409.23	1,338
Defaulted Receivables	993,380.07	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	54,341,073.12	0
Pool Balance at 04/30/24	527,858,202.20	27,163

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.33%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,809,090.59	305
Past Due 61-90 days	1,985,050.74	80
Past Due 91-120 days	642,728.56	24
Past Due 121+ days	0.00	0
Total	10,436,869.89	409

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	593,918.12
Aggregate Net Losses/(Gains) - April 2024	399,461.95
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.79%
Prior Net Losses/(Gains) Ratio	0.73%
Second Prior Net Losses/(Gains) Ratio	1.02%
Third Prior Net Losses/(Gains) Ratio	0.72%
Four Month Average	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.09%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	47.69

Flow of Funds	$ Amount
Collections	26,586,545.65
Investment Earnings on Cash Accounts	25,673.19
Servicing Fee	(505,465.05)
Transfer to Collection Account	-
Available Funds	26,106,753.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,345,666.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	724,110.66
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,570,522.53

Total Distributions of Available Funds	26,106,753.79

Servicing Fee	505,465.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	543,942,312.86
Principal Paid	21,190,564.47
Note Balance @ 05/15/24	522,751,748.39

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2a
Note Balance @ 04/15/24	59,429,831.33
Principal Paid	13,767,572.21
Note Balance @ 05/15/24	45,662,259.12
Note Factor @ 05/15/24	19.6955914%

Class A-2b
Note Balance @ 04/15/24	32,042,481.53
Principal Paid	7,422,992.26
Note Balance @ 05/15/24	24,619,489.27
Note Factor @ 05/15/24	19.6955914%

Class A-3
Note Balance @ 04/15/24	306,860,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	306,860,000.00
Note Factor @ 05/15/24	100.0000000%

Class A-4
Note Balance @ 04/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	99,620,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	30,630,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	15,360,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,345,666.79
Total Principal Paid	21,190,564.47
Total Paid	23,536,231.26

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	272,881.98
Principal Paid	13,767,572.21
Total Paid to A-2a Holders	14,040,454.19

Class A-2b
One-Month SOFR	5.33002%
Coupon	6.18002%
Interest Paid	165,019.31
Principal Paid	7,422,992.26
Total Paid to A-2b Holders	7,588,011.57

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2967686
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7488220
Total Distribution Amount	23.0455906

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1770272
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	59.3839381
Total A-2a Distribution Amount	60.5609653

A-2b Interest Distribution Amount	1.3201545
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	59.3839381
Total A-2b Distribution Amount	60.7040926

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	34.17
Noteholders' Third Priority Principal Distributable Amount	724.85
Noteholders' Principal Distributable Amount	240.98

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	5,106,453.81
Investment Earnings	21,906.06
Investment Earnings Paid	(21,906.06)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,282,391.72	$3,517,806.89	$3,285,033.33
Number of Extensions	119	122	112
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.56%	0.50%